Sales, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses [Abstract]
Schedule of of general and administrative expenses
	For the year ended December 31
	2019	2018	2017
	USD thousands
Employees and officers compensation	1,445	1,733	1,984
Share-based payments (see also Note 10)	657	87	1,224
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 12B)	356	690	893
Other professional consulting	900	1,525	1,306
Board member remuneration and insurance	622	470	505
Board member share-based payments	269	86	47
FDA Fee	946	-	-
ISA settlement (see also Note 12B)	387	-	-
Rent and office maintenance	80	243	196
Travel	144	143	131
Car expenses	38	85	64
Depreciation	178	7	4
Other	56	126	43

	6,078	5,195	6,397